Structured entities - Unconsolidated (Details) - GBP (£)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	£ 114,195,000,000	£ 104,187,000,000
Financial assets at fair value through the income statement	133,086,000,000	149,648,000,000
Derivative financial instruments	229,236,000,000	222,538,000,000
Financial assets at fair value through other comprehensive income	65,750,000,000	52,816,000,000
Loans and advances at amortised cost	339,115,000,000	326,406,000,000
Reverse repurchase agreements and cash collateral on securities borrowed	3,379,000,000	2,308,000,000
Other assets	3,089,000,000	3,425,000,000
Total assets	1,140,229,000,000	1,133,300,000,000	£ 1,133,200,000,000
Derivative financial instruments	229,204,000,000	219,643,000,000
Structured entities [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	9,661,000,000	12,206,000,000
Financial assets at fair value through the income statement	35,359,000,000	34,957,000,000
Derivative financial instruments	2,369,000,000	5,236,000,000
Financial assets at fair value through other comprehensive income	391,000,000	0
Loans and advances at amortised cost	19,213,000,000	17,341,000,000
Reverse repurchase agreements and cash collateral on securities borrowed	77,000,000
Other assets	28,000,000	33,000,000
Total assets	67,098,000,000	69,773,000,000
Derivative financial instruments	5,608,000,000	9,024,000,000
Secured financings [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	32,859,000,000	32,359,000,000
Derivative financial instruments	0	0
Financial assets at fair value through other comprehensive income	0	0
Loans and advances at amortised cost	0	0
Reverse repurchase agreements and cash collateral on securities borrowed	77,000,000
Other assets	0	0
Total assets	32,936,000,000	32,359,000,000
Derivative financial instruments	0	0
Short-term traded interests [Member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	9,585,000,000	12,206,000,000
Financial assets at fair value through the income statement	0	0
Derivative financial instruments	0	0
Financial assets at fair value through other comprehensive income	0	0
Loans and advances at amortised cost	0	0
Reverse repurchase agreements and cash collateral on securities borrowed	0
Other assets	0	0
Total assets	9,585,000,000	12,206,000,000
Derivative financial instruments	0	0
Traded derivatives [Member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	0	0
Derivative financial instruments	2,369,000,000	5,236,000,000
Financial assets at fair value through other comprehensive income	0	0
Loans and advances at amortised cost	0	0
Reverse repurchase agreements and cash collateral on securities borrowed	0
Other assets	0	0
Total assets	2,369,000,000	5,236,000,000
Derivative financial instruments	3,171,000,000	6,438,000,000
Other interests [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	76,000,000	0
Financial assets at fair value through the income statement	2,500,000,000	2,598,000,000
Derivative financial instruments	0	0
Financial assets at fair value through other comprehensive income	391,000,000	0
Loans and advances at amortised cost	19,213,000,000	17,341,000,000
Reverse repurchase agreements and cash collateral on securities borrowed	0
Other assets	28,000,000	33,000,000
Total assets	22,208,000,000	19,972,000,000
Derivative financial instruments	£ 2,437,000,000	£ 2,586,000,000